SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total cost	$ 119,590	$ 108,115
Accumulated depreciation	(107,284)	(94,877)
Property and equipment, net	12,306	13,238
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total cost	110,073	98,598
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total cost	$ 9,517	$ 9,517